Consolidated Interim Statement of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 348,338	$ 334,850
Short-term investments	90,856	80,000
Accounts receivable, net	34,134	30,778
Prepaid expenses and other assets	10,194	7,614
Total current assets	483,522	453,242
Property and equipment, net	1,136	1,025
Right-of-use assets, net	4,682	4,308
Intangible assets, net	82,683	47,666
Goodwill	433,948	395,804
Deferred tax asset	171	3,373
Other non-current assets	10,944	746
Total non-current assets	533,564	452,922
Total assets	1,017,086	906,164
Liabilities and equity
Accounts payable and accrued expenses	24,477	14,990
Current lease liabilities	1,310	1,162
Income taxes payable	3,104	1,512
Contract liabilities	1,523	1,754
Current portion of borrowings with related party	35,658	0
Other current liabilities	2,509	3,966
Total current liabilities	68,581	23,384
Long-term borrowings with related party	0	34,014
Non-current lease liabilities	3,913	3,510
Deferred tax liabilities	15,172	0
Other non-current liabilities	3,494	3,223
Total non-current liabilities	22,579	40,747
Total liabilities	91,160	64,131
Equity
Share capital	21,198	21,198
Share premium	359,280	359,280
Accumulated comprehensive loss	(5,342)	(10,688)
Retained earnings	550,534	472,125
Equity attributable to DoubleDown Interactive Co., Ltd.	925,670	841,915
Equity attributable to non-controlling interests	256	118
Total equity	925,926	842,033
Total liabilities and equity	$ 1,017,086	$ 906,164